Income Taxes (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Income Tax Examination [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	34.00%
Operating Loss Carryforwards, Limitations on Use	As of December 31, 2011 the Company has lost $25,994,800 or $8,838,200 in tax benefits, of net operating losses applicable to Federal income taxes which expired due to these limitations and expiration of net operating loss carryforwards
Operating Loss Carryforwards	$ 47,427,300
Undistributed Earnings of Foreign Subsidiaries	$ 5,324,300